Financial Highlights - Financial Highlights for Limited Partner Class (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial Highlights [Line Items]
Net asset value per Unit, beginning of year	$ 27.93
Net asset value per Unit, end of year	23.54	$ 27.93
Ceres Tactical Currency L.P. [Member]
Financial Highlights [Line Items]
Net asset value per Unit, beginning of year	9.92
Net asset value per Unit, end of year	8.84	9.92
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
Financial Highlights [Line Items]
Net asset value per Unit, beginning of year	11.54
Net asset value per Unit, end of year	10.92	11.54
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Financial Highlights [Line Items]
Net asset value per Unit, beginning of year	18.95
Net asset value per Unit, end of year	17.59	18.95
Limited Partners [Member] | Ceres Tactical Currency L.P. [Member]
Financial Highlights [Line Items]
Net realized and unrealized gains (losses)	(0.52)	2.16	$ 1.63
Net investment loss	(0.56)	(0.73)	(0.53)
Net increase (decrease) for the year	(1.08)	1.43	1.10
Net asset value per Unit, beginning of year	9.92	8.49	7.39
Net asset value per Unit, end of year	$ 8.84	$ 9.92	$ 8.49
Ratios to Average Limited Partners' Capital:
Net investment loss	(5.80%)	(8.00%)	(7.00%)
Operating expenses before incentive fees	5.20%	5.10%	5.40%
Incentive fees	0.80%	2.90%	1.60%
Operating expenses after incentive fees	6.00%	8.00%	7.00%
Total return:
Total return before incentive fees	(10.10%)	19.90%	16.60%
Incentive fees	(0.80%)	(3.10%)	(1.70%)
Total return after incentive fees	(10.90%)	16.80%	14.90%
Limited Partners [Member] | Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Financial Highlights [Line Items]
Net realized and unrealized gains (losses)	$ (2.96)	$ (0.51)	$ 5.34
Net investment loss	(1.43)	(1.74)	(1.64)
Net increase (decrease) for the year	(4.39)	(2.25)	3.70
Net asset value per Unit, beginning of year	27.93	30.18	26.48
Net asset value per Unit, end of year	$ 23.54	$ 27.93	$ 30.18
Ratios to Average Limited Partners' Capital:
Net investment loss	(5.50%)	(5.80%)	(6.30%)
Operating expenses before incentive fees	5.70%	5.80%	6.30%
Operating expenses after incentive fees	5.70%	5.80%	6.30%
Total return:
Total return before incentive fees	(15.70%)	(7.50%)	14.00%
Total return after incentive fees	(15.70%)	(7.50%)	14.00%
Limited Partners [Member] | Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
Financial Highlights [Line Items]
Net realized and unrealized gains (losses)	$ (0.05)	$ (1.51)	$ 0.77
Net investment loss	(0.57)	(0.57)	(0.79)
Net increase (decrease) for the year	(0.62)	(2.08)	(0.02)
Net asset value per Unit, beginning of year	11.54	13.62	13.64
Net asset value per Unit, end of year	$ 10.92	$ 11.54	$ 13.62
Ratios to Average Limited Partners' Capital:
Net investment loss	(5.10%)	(4.70%)	(5.50%)
Operating expenses before incentive fees	5.20%	4.70%	5.40%
Incentive fees			0.10%
Operating expenses after incentive fees	5.20%	4.70%	5.50%
Total return:
Total return before incentive fees	(5.40%)	(15.30%)	0.00%
Incentive fees			(0.10%)
Total return after incentive fees	(5.40%)	(15.30%)	(0.10%)
Limited Partners [Member] | Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Financial Highlights [Line Items]
Net realized and unrealized gains (losses)	$ (0.31)	$ 1.13	$ 3.61
Net investment loss	(1.05)	(1.25)	(1.09)
Net increase (decrease) for the year	(1.36)	(0.12)	2.52
Net asset value per Unit, beginning of year	18.95	19.07	16.55
Net asset value per Unit, end of year	$ 17.59	$ 18.95	$ 19.07
Ratios to Average Limited Partners' Capital:
Net investment loss	(5.70%)	(6.50%)	(6.60%)
Operating expenses before incentive fees	5.60%	5.60%	5.90%
Incentive fees	0.30%	0.90%	0.70%
Operating expenses after incentive fees	5.90%	6.50%	6.60%
Total return:
Total return before incentive fees	(6.90%)	0.30%	15.90%
Incentive fees	(0.30%)	(0.90%)	(0.70%)
Total return after incentive fees	(7.20%)	(0.60%)	15.20%